Capital and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Capital And Financial Risk Management [Abstract]
Capital and Financial Risk Management	Capital and Financial Risk Management
Capital Risk Management
The Group's capital and financial risk management policy is to maintain a strong capital base to support its strategic priorities, maintain investor, creditor and market confidence as well as sustain the future development of the business. The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. To maintain or adjust the capital structure, the Group may issue new shares or incur new debt. The Group has no material externally imposed capital requirements. The Group’s share capital is set out in Note 15. Equity.
Management continuously monitors the level of capital deployed and available for deployment in the Wholly-Owned Programs segment and at Founded Entities. The Directors seek to maintain a balance between the higher returns that might be possible with higher levels of deployed capital and the advantages and security afforded by a sound capital position.
The Group’s Directors have overall responsibility for the establishment and oversight of the Group's capital and risk management framework. The Group is exposed to certain risks through its normal course of operations. The Group’s main objective in using financial instruments is to promote the development and commercialization of intellectual property through the raising and investing of funds for this purpose. The nature, amount and timing of investments are determined by planned future investment activity. Due to the nature of activities and with the aim to maintain the investors’ funds as secure and protected, the Group’s policy is to hold any excess funds in highly liquid and readily available financial instruments and maintain minimal exposure to other financial risks.
The Group has exposure to the following risks arising from financial instruments:
Credit Risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, and trade and other receivables. The Group held the following balances (not including the income tax receivable resulting from overpayment of income taxes as of December 31, 2022. See Note 27. Taxation):

	2023 $	2022 $
As of December 31
Cash and cash equivalents	191,081	149,866
Short-term investments	136,062	200,229
Trade and other receivables	2,376	11,867
Total	329,518	361,961
The Group invests its excess cash in U.S. Treasury Bills (presented as short-term investments), and money market accounts, which the Group believes are of high credit quality. Further, the Group's cash and cash equivalents and short-term investments are held at diverse, investment-grade financial institutions.
The Group assesses the credit quality of customers on an ongoing basis. The credit quality of financial assets is assessed by historical and recent payment history, counterparty financial position, and reference to credit ratings (if available) or to historical information about counterparty default rates. The Group does not have expected credit losses due to the high credit quality or healthy financial conditions of these counterparties. As of December 31, 2023 and 2022, none of the trade and other receivables were impaired.
Liquidity Risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group actively manages its liquidity risk by closely monitoring the maturity of its financial assets and liabilities and projected cash flows from operations, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Due to the nature of these financial liabilities, the funds are available on demand to provide optimal financial flexibility.
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2023 and 2022, based on contractual undiscounted payments:

As of December 31	2023
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable	3,699	3,699	—	—	3,699
Trade and other payables	44,107	44,107	—	—	44,107
Subsidiary preferred shares (Note 16)[1]	169	169	—	—	169
Total	47,975	47,975	—	—	47,975

As of December 31	2022
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Long-term loan	15,400	1,838	5,281	11,413	18,531
Subsidiary notes payable	2,345	2,345	—	—	2,345
Trade and other payables	54,840	54,840	—	—	54,840
Warrants[2]	47	47	—	—	47
Subsidiary preferred shares (Note 16)[1]	27,339	27,339	—	—	27,339
Total	99,971	86,409	5,281	11,413	103,103
1    Redeemable only upon a liquidation or deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.
*    Does not include payments in respect of lease obligations. For the contractual future payments related to lease obligations, see Note 23. Leases and subleases.

Interest Rate Sensitivity
As of December 31, 2023, the Group had cash and cash equivalents of $191,081, and short-term investments of $136,062. The Group's exposure to interest rate sensitivity is impacted by changes in the underlying U.K. and U.S. bank interest rates. The Group has not entered into investments for trading or speculative purposes. Due to the conservative nature of the Group's investment portfolio, which is predicated on capital preservation and investments in short duration, high-quality U.S. Treasury Bills and related money market accounts, a change in interest rates would not have a material effect on the fair market value of the Group's portfolio, and therefore, the Group does not expect operating results or cash flows to be significantly affected by changes in market interest rates.
Controlled Founded Entity Investments
The Group maintains investments in certain Controlled Founded Entities. The Group’s investments in Controlled Founded Entities are eliminated as intercompany transactions upon financial consolidation. The Group is, however, exposed to a preferred share liability owing to the terms of existing preferred shares and the ownership of Controlled Founded Entities preferred shares by third parties. As discussed in Note 16. Subsidiary Preferred Shares, certain of the Group’s subsidiaries have issued preferred shares that include the right to receive a payment in the event of any voluntary or involuntary liquidation, dissolution or winding up of a subsidiary, including in the event of "deemed liquidation" as defined in the incorporation documents of the entities, which shall be paid out of the assets of the subsidiary available for distribution to shareholders, and before any payment shall be made to holders of ordinary shares. The liability of preferred shares is maintained at fair value through the profit and loss. The Group’s cash position supports the business activities of the Controlled Founded Entities. Accordingly, the Group views exposure to the third party preferred share liability as low.
Deconsolidated Founded Entity Investments
The Group maintains certain debt or equity holdings in Founded Entities that are deconsolidated. These holdings are deemed either as investments and accounted for as investments held at fair value, or as associates and accounted for under the equity method. The Group's exposure to investments held at fair value is $317,841 as of December 31, 2023, and the Group may or may not be able to realize the value in the future. Accordingly, the Group views the risk as high. The Group’s exposure to investments in associates is limited to the carrying amount of the investment in an associate. The Group is not exposed to further contractual obligations or contingent liabilities beyond the value of the initial investments. Accordingly, the Group does not view this as a high risk. As of December 31, 2023, Sonde is the only associate, and the carrying amount of the investment as associate is $3,185.
Equity Price Risk
As of December 31, 2023, the Group held 886,885 common shares of Karuna, 2,671,800 common shares of Vor and 12,527,477 common shares of Akili. The fair value of these investments in Karuna, Vor and Akili was $292,831, of which approximately 96% is related to the Karuna common shares.
The investments in Karuna, Vor and Akili are exposed to fluctuations in the market price of these common shares. The effect of a 10.0 percent adverse change in the market price of Karuna, Vor and Akili common shares would cause a loss of approximately $29,283 to be recognized as a component of other income (expense) in the Consolidated Statement of Comprehensive Income/(Loss). However, the Group views exposure to equity price risk as low due to the definitive merger agreement Karuna entered into with Bristol Myers Squibb "BMS") in December 2023 under which Karuna common shares were acquired by Bristol Myers Squibb for $330 per share in March 2024.
Foreign Exchange Risk
The Group maintains consolidated financial statements in the Group's functional currency, which is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at exchange rates prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. Such foreign currency gains or losses were not material for all reported periods.
The Group does not currently engage in currency hedging activities since its foreign currency risk is limited, but the Group may begin to do so in the future if and when its foreign currency risk exposure changes.